SCHEDULE OF SUBSIDIARIES AND VARIABLE INTEREST ENTITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Taoping Inc. [Member]
Entities	Taoping Inc.
Location	British Virgin Islands
Taoping Holdings Limited (THL) [Member]
Entities	Taoping Holdings Limited (THL)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	British Virgin Islands
Taoping Group (China) Ltd. (IST HK) [Member]
Entities	Taoping Group (China) Ltd. (IST HK)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Hong Kong, China
Taoping Digital Assets (Asia) Limited (TDAL) [Member]
Entities	Taoping Digital Assets (Asia) Limited (TDAL)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%
Location	Hong Kong, China
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Entities	Taoping Digital Assets (Hong Kong) Limited (TDL)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%
Location	Hong Kong, China
Taoping Capital Limited (TCL) [Member]
Entities	Taoping Capital Limited (TCL)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%
Location	Hong Kong, China
Alpha Digital Group Ltd (ADG) [Member]
Entities	Alpha Digital Group Ltd. (ADG)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%
Location	Cayman, Island
Information Security IoT Tech.Co., Ltd. (ISIOT) [Member]
Entities	Information Security Tech. (China) Co., Ltd. (IST)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud) [Member]
Entities	TopCloud Software (China) Co., Ltd. (TopCloud)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
Information Security IoT Tech.Co., Ltd. (ISIOT) [Member]
Entities	Information Security IoT Tech.Co., Ltd. (ISIOT)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen,China
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Entities	iASPEC Technology Group Co., Ltd. (iASPEC)
Subsidiaries/VIE	VIE
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest) [Member]
Entities	Biznest Internet Tech. Co., Ltd. (Biznest)
Subsidiaries/VIE	VIE subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen,China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom) [Member]
Entities	iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)
Subsidiaries/VIE	VIE subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
Taoping New Media Co., Ltd. (TNM) [Member]
Entities	Taoping New Media Co., Ltd. (TNM)
Subsidiaries/VIE	VIE subsidiary
Percentage owned	100.00%
Location	Shenzhen, China
Shenzhen Taoping E-Commerce Service Co., Ltd. (SZTEC) [Member]
Entities	Shenzhen Taoping E-Commerce Service Co., Ltd. (SZTEC)
Subsidiaries/VIE	VIE Subsidiary
Percentage owned	100.00%
Location	Shenzhen, China
Shenzhen Taoping Education Technology Co., Ltd. (SZTET) [Member]
Entities	Shenzhen Taoping Education Technology Co., Ltd. (SZTET)
Subsidiaries/VIE	VIE subsidiary
Percentage owned	51.00%
Location	Shenzhen, China
Wuhu Taoping Education Technology Co., Ltd. (WHTET) [Member]
Entities	Wuhu Taoping Education Technology Co., Ltd. (WHTET)
Subsidiaries/VIE	VIE subsidiary
Percentage owned	51.00%
Location	Wuhu, China